Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2014
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2014	Current	Deferred	Total
U.S. Federal	$666,517	$(370,553)	$295,964
State	24,680	(52,971)	(28,291)
Totals	$691,197	$(423,524)	$267,673
Fiscal year ended October 31, 2013	Current	Deferred	Total
U.S. Federal	$(640,652)	$930,956	$290,304
State	(10,307)	67,791	57,484
Totals	$(650,959)	$998,747	$347,788
Fiscal year ended October 31, 2012	Current	Deferred	Total
U.S. Federal	$1,648,945	$(491,256)	$1,157,689
State	167,160	(67,514)	99,646
Totals	$1,816,105	$(558,770)	$1,257,335

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2014	2013	2012
“Expected” tax expense	$302,797	$93,605	$1,320,402
Increase (reduction) in income tax expense resulting from:
Benefits from domestic manufacturing deduction	(61,024)	—	(177,230)
Nondeductible compensation	—	93,886	—
State income taxes, net of federal benefit	(23,031)	39,331	62,936
Loss of permanent deductions due to NOL carryback	—	54,907	—
Other differences, net	48,931	66,059	51,227
Reported income tax expense	$267,673	$347,788	$1,257,335

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2014	2013
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$87,381	$166,789
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,127,226	951,543
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	527,806	119,054
Share-based compensation expense	163,928	50,541
Investment in Centric Solutions	125,555	137,119
Net operating loss carryforwards	573,926	960,984
Other	75,940	113,579
Total gross deferred tax assets	2,681,762	2,499,609
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(442,870)	(687,090)
Other receivables, due to accrual for financial reporting purposes	(10,768)	(7,919)
Total gross deferred tax liabilities	(453,638)	(695,009)
Net deferred tax asset	$2,228,124	$1,804,600

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2014	2013
Unrecognized tax benefits balance at beginning of year	$198,307	$221,339
Gross decreases for tax positions of prior years	(41,853)	(23,282)
Gross increases for current year tax positions	12,302	250
Unrecognized tax benefits balance at end of year	$168,756	$198,307